PGIM Quant Solutions Large-Cap Core Fund Investment Strategy - PGIM Quant Solutions Large-Cap Core Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments that will appreciate over time. The Fund’s goal is to outperform the returns of the S&P 500 Index over the long term. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of large capitalization U.S. companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser employs a quantitatively driven, bottom-up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. The subadviser constructs portfolios that seek to maximize the Fund’s investments in the most attractive stocks identified by the model, subject to risk constraints. At times, the Fund may have a significant portion of its assets invested in the same economic sector.